Financial risk management - Fair Value measurement of financial liabilities measured at fair value (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	₩ 19,233,906	₩ 14,704,120
Financial liabilities measured at FVTPL
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	954,899	1,868,977
Financial liabilities measured at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	357,841	1,449,634
Financial liabilities measured at FVTPL | Gold/silver deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	597,058	419,343
Financial liabilities designated at fair value through profit or loss
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	8,220,475	7,796,727
Financial liabilities designated at fair value through profit or loss | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	7,959,176	7,541,895
Financial liabilities designated at fair value through profit or loss | Debt securities issued
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	261,299	254,832
Derivative liabilities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	10,058,532	5,038,416
Derivative liabilities | Trading
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	9,036,461	4,199,936
Derivative liabilities | Hedging
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,022,071	838,480
Level 1
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	977,620	1,915,555
Level 1 | Financial liabilities measured at FVTPL
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	954,899	1,868,977
Level 1 | Financial liabilities measured at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	357,841	1,449,634
Level 1 | Financial liabilities measured at FVTPL | Gold/silver deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	597,058	419,343
Level 1 | Derivative liabilities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	22,721	46,578
Level 1 | Derivative liabilities | Trading
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	22,721	46,578
Level 2
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	10,372,477	5,055,531
Level 2 | Financial liabilities designated at fair value through profit or loss
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,081,218	1,071,475
Level 2 | Financial liabilities designated at fair value through profit or loss | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	819,919	816,643
Level 2 | Financial liabilities designated at fair value through profit or loss | Debt securities issued
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	261,299	254,832
Level 2 | Derivative liabilities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	9,291,259	3,984,056
Level 2 | Derivative liabilities | Trading
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	8,476,885	3,369,771
Level 2 | Derivative liabilities | Hedging
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	814,374	614,285
Level 3
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	7,883,809	7,733,034
Level 3 | Financial liabilities designated at fair value through profit or loss
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	7,139,257	6,725,252
Level 3 | Financial liabilities designated at fair value through profit or loss | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	7,139,257	6,725,252
Level 3 | Derivative liabilities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	744,552	1,007,782
Level 3 | Derivative liabilities | Trading
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	536,855	783,587
Level 3 | Derivative liabilities | Hedging
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	₩ 207,697	₩ 224,195